INCOME TAXES	12 Months Ended
Dec. 31, 2022
INCOME TAXES

22. INCOME TAXES

The following table reconciles the expected income taxes at the Canadian statutory income tax rates to the amounts recognized in the statements of comprehensive loss for the years ended December 31, 2022, 2021:

	December 31, 2022	December 31, 2021
Loss before income taxes	$27,654,364	$16,202,972
Canadian statutory rates	27%	27%
Expected income tax recovery	7,338,900	4,196,600
Impact of different foreign statutory tax rates	-	34,900
Non-deductible items	(1,214,400)	116,400
Share issue costs	1,400	887,600
Adjustments to prior years provision versus statutory tax returns	(742,400)	376,500
Differences between prior year provision and final tax return	867,500	(206,000)
Change in deferred tax asset not recognized	(6,251,000)	(5,406,000)
Income tax	$-	$-

The Company’s unrecognized deductible temporary differences and unused tax losses for which no deferred tax asset is recognized consist of the following amounts:

	December 31, 2022	December 31, 2021
Deferred income tax assets (liabilities):
Share issuance costs	$568,000	$728,000
Non-capital losses	14,602,000	7,043,000
Property and equipment	953,000	449,000
Capital gain reserve	-	74,000
Scientific Research and Experimental Development	367,000	291,000
Total deferred income tax assets	$16,490,000	$8,585,000
Deferred income tax not recognized	(16,490,000)	(8,585,000)
Net deferred tax assets	$-	$-

The Company has non-capital loss carry forward of approximately $48,808,245 which may be carried forward to apply against future year income tax for Canadian income tax purposes, subject to the final determination by taxation authorities, expiring in the years 2036 to 2041.

Draganfly Inc.

Notes to the Consolidated Financial Statements

For the Year Ended December 31, 2022

Expressed in Canadian Dollars